INCOME TAX CHARGE - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 533	$ 1,067	$ 1,355	$ 1,993
Deferred tax charge (Note 17)	190	(424)	450	(250)
Income tax expense (benefit)	$ 723	$ 643	$ 1,805	$ 1,743